Principal Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value Measurements Recurring - Short-term Investments - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Assets
Short-term investments — Wealth management products	¥ 354,847,029	¥ 314,812,946
Short-term investments — Equity investment in a publicly traded security	36,186,345
Level 1
Assets
Short-term investments — Equity investment in a publicly traded security	36,186,345
Level 2
Assets
Short-term investments — Wealth management products	¥ 354,847,029	¥ 314,812,946